Share-based compensation	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based compensation	Share-based compensation
(a)Details of share-based compensation expense

As at December 31 (millions)	Note	2024	2023	2022
Restricted share units	(b)	$31	$19	$26
Share option awards	(c)	—	1	(3)
Employee share purchase plan		1	1	2
		$32	$21	$25
(b)Restricted share unit plan
Restricted share units
We have various restricted share unit award types, including equity-accounted restricted share units (RSUs) and performance restricted share units (PSUs), and liability-accounted restricted share units (Phantom RSUs) and performance restricted share units (Phantom PSUs). All restricted share units are nominally equal in value to one TELUS Digital subordinate voting share, and liability-accounted restricted share units are settled in cash. Our PSU grants largely have the same features as our RSUs, but have a variable payout (0%—300%) that depend upon the achievement of operating performance targets (non-market conditions), or total shareholder return on TELUS Digital subordinate voting shares relative to an international peer group of customer experience and digital solutions companies (market conditions). The grant-date fair value of our PSUs affected by the achievement of non-market conditions equals the share price of the corresponding TELUS Digital subordinate voting share as of the grant date. Reflecting a variable payout, we estimate the grant-date fair value of our PSUs affected by the relative total shareholder return performance condition using a Monte Carlo simulation.
All restricted share units granted during the years ended December 31, 2024, 2023 and 2022, were equity-accounted RSUs, and all of our remaining Phantom RSUs and Phantom PSUs were fully exercised and settled during the year ended December 31, 2023. The following table presents a summary of the activity related to our restricted share units:

	US$ denominated
	Number of units		Weighted average grant-date fair value
	Non-vested	Vested
Outstanding, January 1, 2022	1,850,807	—	$21.94
Granted	821,223	59,512	$26.41
Vested	(798,373)	798,373	$16.63
Exercised	—	(857,885)	$17.52
Forfeited	(267,836)	—	$19.85
Outstanding, December 31, 2022	1,605,821	—	$27.10
Granted	1,567,809	770,043	$15.34
Vested	(423,501)	423,501	$26.49
Exercised(1)	—	(1,193,544)	$17.01
Forfeited	(134,383)	—	$23.80
Outstanding, December 31, 2023	2,615,746	—	$21.36
Granted(1)(2)	19,933,019	528,234	$5.30
Vested	(1,187,336)	1,187,336	$16.85
Exercised(3)	—	(1,715,570)	$12.72
Forfeited	(1,180,493)	—	$12.51
Outstanding, December 31, 2024	20,180,936	—	$6.33
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(1)During the year ended December 31, 2024, we canceled the Unit Appreciation Rights (UARs) that were granted in the third quarter of 2023 to certain employees of WillowTree, in exchange for 5,762,233 RSUs, which require continued
employment and vest annually over a three-year period beginning in 2025 (graded-vesting method). Consistent with the UAR awards previously granted, the settlement of these RSUs are funded by the provisions for written put options (see Note 15—Provisions for additional details on the written put options).
(2)On June 28, 2024, in connection with the amendments to our provisions for written put options (see Note 15—Provisions for additional details on the amendments), we granted 9,198,600 PSUs to the holders of the written put options. These PSUs require continued employment, are subject to the achievement of the financial performance of certain TELUS Digital products and services with variable payout between 0% to 300%, and vest annually over a three-year period beginning in 2026.
(3)During the year ended December 31, 2024, 1,715,570 RSUs (2023 - 1,193,544 RSUs) were exercised and settled with subordinate voting shares issued from treasury, and for the year ended December 31, 2022, all remaining 497,841 Phantom RSUs and Phantom PSUs were exercised and cash-settled in for $11 million based on a weighted average share price on the dates of exercises of $22.01.
During the year ended December 31, 2024, RSUs granted were equity-settled awards and generally vest in three annual instalments. PSUs granted generally vest in three years and are subject to TELUS Digital revenue and earnings per share performance growth targets. These RSUs and PSUs are eligible for dividend reinvestment units, if declared and paid by TELUS Digital, as such the fair value was determined to be equal to the market price of a subordinate voting share of TELUS Digital on the date of grant.
As at December 31, 2024, the outstanding restricted share units were comprised of 8,715,309 RSUs, 11,465,627 PSUs (2023 - 1,926,994 RSUs, 688,752 PSUs).
Phantom TELUS restricted share units (Phantom TELUS RSU)
Each Phantom TELUS RSU was nominally equal in value to one TELUS common share and was nominally entitled to the dividends that would arise thereon if it were an issued and outstanding TELUS common share. The notional dividends were recorded as additional issuances of restricted share units during the vesting period of the restricted share unit. Due to the notional dividend mechanism, the grant-date fair value of restricted share units equaled the fair market value of the corresponding TELUS common shares at the grant date. The restricted share units generally became payable when vesting was completed and typically vested over a period of 30 months (the requisite service period). These restricted share units generally had a variable payout (0%-150%) depending upon our financial performance and non-market quality-of-service performance conditions. The grant-date fair value of our restricted share units affected by the financial performance and non-market quality-of-service performance conditions equaled the fair market value of the corresponding TELUS common shares at the grant date. The Phantom TELUS RSUs are historic grants made to certain employees, and no new awards are expected to be made. There were no awards outstanding and no activity occurred during the year ended December 31, 2024.

	2022
	Phantom TELUS Corporation restricted share units		Weighted average grant-date fair value
Years Ended December 31 Canadian $ denominated	Non-vested	Vested
Outstanding, beginning of year	78,011	—	$24.20
Vested	(59,549)	59,549	$24.13
Exercised(1)	—	(59,549)	$24.13
Dividends	1,568	—	$30.85
Forfeited	(20,030)	—	$24.92
Outstanding, end of year	—	—	$—
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(1)In 2022, all remaining Phantom TELUS RSUs were either forfeited or exercised and cash-settled for CAD$2 million, reflecting the share price on the date of exercise of CAD$28.67.
(c)Share option awards
We have equity-settled share option awards (Share Options), and liability-accounted share option awards (Phantom Share Options). Share Options grant the right to the employee recipient to purchase and receive a subordinate voting share of TELUS Digital for a pre-determined exercise price. Phantom Share Options grant the right to the employee recipient to receive cash equal to the intrinsic value of the share option award, determined as the difference between the market price of a subordinate voting share of TELUS Digital and the exercise price. Share option awards are generally exercisable for a period of ten years from the time of grant. Beginning January 1, 2021, share option awards granted were equity-settled.
During the year ended December 31, 2024, Share Options granted vested either annually over a four-year period, in four equal instalments (graded-vesting method), or vested in three years (cliff-vesting method), both expire in ten years. All Share Options are valued using the Black-Scholes valuation model on the date of grant, and are not revalued subsequently unless a modification has occurred.
Phantom Share Options generally vest over 30 months and are liability-accounted, which requires a periodic mark-to-market adjustment to revalue the liability to reflect the fair value of the awards. Fair value of the awards is determined using the Black-Scholes valuation model, adjusted for the number of awards that have vested to date and the expected variable payout (0%-100%) depending upon our financial performance and non-market quality-of-service performance conditions. As at December 31, 2024, there were no Phantom Share Options remaining.
In using the Black-Scholes valuation model, the following inputs are used: risk-free interest rate is based on a Government of Canada yield curve that is current at the time of grant; expected lives of the share option awards are based on management’s best estimate of the time to option expiration based on historical trends and other factors; expected volatility considers the historical volatility in the observable prices of our own and our comparable peers; dividend yield is the expected dividend yield for a subordinate voting share of TELUS Digital.
The following table presents the activity related to our share option awards.

	US $ denominated
	Number of share option units		Weighted average exercise price
	Non-vested	Vested
Outstanding, January 1, 2022	1,084,185	2,096,582	$9.86
Vested	(293,860)	293,860	$8.46
Exercised	—	(293,860)	$8.46
Forfeited	(209,610)	—	$6.59
Outstanding, December 31, 2022	580,715	2,096,582	$10.27
Vested	(358,413)	358,413	$6.43
Exercised(1)	—	(124,337)	$8.46
Forfeited	(2,202)	(13,975)	$5.77
Outstanding, December 31, 2023	220,100	2,316,683	$10.39
Granted	2,909,788	—	$3.69
Vested	(110,050)	110,050	$25.00
Forfeited	(30,956)	(62,887)	$22.73
Outstanding, December 31, 2024(2)	2,988,882	2,363,846	$6.53
Exercisable, December 31, 2024	—	2,363,846	$9.32
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(1)During the year ended December 31, 2023, 124,337 Phantom Share Options were exercised and cash-settled for $2 million, reflecting the intrinsic value at the date of settlement and a weighted average share price on the dates of exercises of $14.81.
(2)For options outstanding at the end of the year, the exercise prices ranged from $4.87 to $8.95 for 2,096,582 options (2023 - $4.87 to $8.95 for 2,096,582 options) with a weighted-average remaining contractual life of 2.0 years (2023 - 3.0 years), $25.00 for 356,352 options (2023 - $25.00 for 440,201 options) with a weighted-average remaining expected life of 6.2 years (2023 - 7.2 years), and $3.69 for 2,899,794 options with a weighted-average remaining contractual life of 9.72 years (2023 - nil).
The weighted average fair value of Share Options granted during the year ended December 31, 2024, and the weighted average assumptions used in the fair value estimation at the time of grant, calculated by using the Black-Scholes model, are as follows:

Year Ended December 31	2024
Share option award fair value (per share option)	$1.50
Risk free interest rate	2.7%
Expected lives (years)	6.5
Expected volatility	35.4%
Dividend yield	—